CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 23	$ 101
Other comprehensive income (loss), net of tax
Unrealized loss on cash flow hedges	(39)	(42)
Changes in retirement plans’ funded status	38	11
Foreign currency translation	(5)	55
Share of other comprehensive loss of entities using the equity method	(28)	(4)
Other comprehensive (loss) income, net of tax	(34)	20
Comprehensive (loss) income	(11)	121
Less: comprehensive income attributable to noncontrolling interests	1	1
Comprehensive (loss) income attributable to CNH Industrial N.V.	$ (12)	$ 120